Statement of Earnings (USD $) In Millions, except Share data	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Income Statement [Abstract]
Sales and other income	$ 3,020	$ 2,406
Product sales	2,998	2,370
Interest, dividends and other	22	36
Cost and expenses	2,041	2,312
Production costs	1,410	1,196
Exploration costs	120	94
Related party transactions	(5)	(8)
General and administrative	136	100
Royalties	87	58
Market development costs	4	5
Depreciation, depletion and amortization	387	336
Impairment of assets (see note D)	11	19
Interest expense	91	67
Accretion expense	14	10
Employment severance costs	7	10
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other (see note F)	(41)	16
Non-hedge derivative (gain)/loss and movement on bonds (see note G)	(180)	409
Income from continuing operations before income tax and equity income in associates	979	94
Taxation expense (see note H)	(284)	(106)
Equity income in associates	28	39
Equity income in subsidiaries	0	0
Preferred Stock Dividends	0	0
Net income	723	27
Less: Net income attributable to noncontrolling interests	(20)	(23)
Net income - attributable to AngloGold Ashanti	703	4
Common stock [Member]
Income Statement [Abstract]
Net income - attributable to AngloGold Ashanti	701	4
Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note J)
Net Income per ordinary share	$ 1.83	$ 0.02
Net Income per diluted ordinary share	$ 1.82	$ 0.02
Ordinary shares Weighted Shares	382,894,949	363,477,634
Ordinary shares - diluted Shares	384,020,096	363,477,634
Dividend declared per ordinary share (cents)	$ 0.11	$ 0.10
E Ordinary Shares [Member]
Income Statement [Abstract]
Net income - attributable to AngloGold Ashanti	$ 2	$ 0
Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note J)
Net Income per ordinary share	$ 0.92	$ 0.01
Net Income per diluted ordinary share	$ 0.91	$ 0.01
Ordinary shares Weighted Shares	2,723,866	3,483,676
Ordinary shares - diluted Shares	2,723,866	3,483,676
Dividend declared per ordinary share (cents)	$ 0.06	$ 0.05